Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000792359
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vvit
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Virtus Newfleet Multi-Sector Intermediate Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Newfleet Multi-Sector Intermediate Bond Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Newfleet Multi-Sector Intermediate Bond Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The Series seeks diversification among 14 sectors in order to increase return potential and reduce risk.

Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. The subadviser intends to invest the Series' assets in the following sectors of fixed income securities:

•  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•  Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

•  Debt instruments issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

•  Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

•  High-yield/high-risk debt instruments (so-called "junk bonds"), including bank loans (which are generally floating-rate).

The Series may invest in all or some of these sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are:

>      Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Series to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>      Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>      Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the Series' portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the Series' portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Income Risk.  The risk that income received from the Series will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the Series are reinvested in lower-yielding securities.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the Series’ debt instruments, especially those with longer maturities, will fall.

>      Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the Series invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>      Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>      Market Volatility Risk.  The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>      Mortgage-Backed and Asset-Backed Securities Risk.  The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.

>      Redemption Risk.  The risk that redemption by one or more separate accounts of participating insurance companies of their holdings in the Series has an adverse impact on the remaining separate accounts of participating insurance companies in the Series by causing the Series to take actions it would not otherwise take at a given time.

>      U.S. Government Securities Risk.  The risk that U.S. Government securities in the Series' portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series' investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series' performance from year to year over a 10-year period. The table shows how the Series' average annual returns compare to those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series' returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2Q/2009:	15.10%	Worst Quarter:	3Q/2011:	-5.15%	Year to date (3/31/19):	4.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/18)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Virtus Newfleet Multi-Sector Intermediate Bond Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	vvit_ShareholderFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.93%
Recapture of Expenses Previously Reimbursed and/or Waived	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Series Operating Expenses After Recapture of Expenses Previously Reimbursed and/or Waived	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,144
2009	rr_AnnualReturn2009	40.13%
2010	rr_AnnualReturn2010	14.36%
2011	rr_AnnualReturn2011	2.99%
2012	rr_AnnualReturn2012	14.69%
2013	rr_AnnualReturn2013	2.25%
2014	rr_AnnualReturn2014	1.90%
2015	rr_AnnualReturn2015	(1.26%)
2016	rr_AnnualReturn2016	9.29%
2017	rr_AnnualReturn2017	6.72%
2018	rr_AnnualReturn2018	(2.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Label	rr_AverageAnnualReturnLabel	Class A
1 Year	rr_AverageAnnualReturnYear01	(2.66%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Virtus Newfleet Multi-Sector Intermediate Bond Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	vvit_ShareholderFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.68%
Recapture of Expenses Previously Reimbursed and/or Waived	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Series Operating Expenses After Recapture of Expenses Previously Reimbursed and/or Waived	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	$ 847
Label	rr_AverageAnnualReturnLabel	Class I
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Virtus Newfleet Multi-Sector Intermediate Bond Series | Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Virtus Newfleet Multi-Sector Intermediate Bond Series | Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses) | Class I
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013